STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Convertible Preferred Securities [Line Items]
Gross proceeds on September 23, 2014		$ 2,757	$ 0	$ 0
Deemed dividend				2,899	$ 0
Conversion of Series A Preferred Stock, net of issuance costs		(401)	$ (9)	(46)	0
Balance at December 31, 2014	$ 2,757	2,357		2,757	$ 0
September 2014 Private Placement [Member]
Convertible Preferred Securities [Line Items]
Gross proceeds on September 23, 2014	4,235	$ 2,757
Fair value of warrants on September 23,2014	(1,336)
Related issuance costs allocated	(96)
Net value allocated to Series A Preferred Stock	2,803			2,803
Calculated BCF value	(2,899)
Deemed dividend	2,899
Conversion of Series A Preferred Stock, net of issuance costs	(46)
Balance at December 31, 2014	$ 2,757			$ 2,757